Debt and Other Financing Arrangements (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Annual aggregate long-term debt maturities - 2013	$ 250.0
Annual aggregate long-term debt maturities - 2014	3.3
Annual aggregate long-term debt maturities - 2015	16.3
Annual aggregate long-term debt maturities - 2016	0
Annual aggregate long-term debt maturities - 2017	600.0
Annual aggregate long-term debt maturities - thereafter	2,761
Revolving credit facility		1,500.0
Ratio funded debt to total capital	32.00%
Interest expenses capitalized	4.7	3.5	0.9
Revolving Loans For Nucor Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facility availability		500.0
Harris Steel [Member]
Line of Credit Facility [Line Items]
Revolving credit facility	35.5
Credit facilities, amount outstanding	2.8
Nucor Trading S.A. [Member]
Line of Credit Facility [Line Items]
Credit facilities, amount outstanding	27.1
Outstanding guarantees	0.1
Additional line of credit facility guaranteed	21.5	0
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Credit facility availability		500.0
Ratio on the limit of funded debt to capital on credit facility		60.00%
Credit facilities, amount outstanding	0	0
Foreign Currency Loans [Member] | Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Credit facility availability		850.0
Letter of Credit [Member] | Nucor Trading S.A. [Member]
Line of Credit Facility [Line Items]
Credit facilities, amount outstanding	27.2
Letter of Credit [Member] | Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Credit facility availability		$ 500.0